Label	Element	Value
Document And Entity Information Elements	ck0000878719_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 30, 2016
Registrant Name	dei_EntityRegistrantName	ADVISORS' INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2016
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016